Employee Benefit Expenses - Average number of persons employed by group (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	501	406	175
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	427	344	151
Management and operations
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	74	62	24